Business segment information - Summary of components of other significant items (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	¥ 10,502	¥ 24,449	¥ 23,646
Depreciation and amortization:
Depreciation and amortization	1,144,981	1,004,590	904,470
Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	10,502	24,449	23,646
Depreciation and amortization:
Depreciation and amortization	1,130,842	985,969	882,005
Corporate and elimination [member]
Depreciation and amortization:
Depreciation and amortization	14,139	18,621	22,465
Game & Network Services [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	922	144	14
Depreciation and amortization:
Depreciation and amortization	123,065	87,201	61,219
Music [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	6,091	7,063	4,073
Depreciation and amortization:
Depreciation and amortization	84,576	67,240	61,465
Pictures [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	(173)	515	(664)
Depreciation and amortization:
Depreciation and amortization	541,106	506,697	396,251
Entertainment, Technology & Services [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	777	1,076	1,103
Depreciation and amortization:
Depreciation and amortization	101,676	97,448	91,759
Imaging & Sensing Solutions [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	(4,155)	(1,128)	(603)
Depreciation and amortization:
Depreciation and amortization	247,900	196,674	172,842
Financial Services [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	(55)
Financial Services, including deferred insurance acquisition costs [member] | Operating segments [member]
Depreciation and amortization:
Depreciation and amortization	27,689	26,333	94,169
All Other [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	7,095	16,779	19,723
Depreciation and amortization:
Depreciation and amortization	¥ 4,830	¥ 4,376	¥ 4,300